Direct Costs (Details) - Schedule of direct costs - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of direct costs [Abstract]
Employee costs and related benefits	$ 3,482,431	$ 3,074,727	$ 2,808,702
Depreciation (note 8)	5,799,023	5,785,745	5,716,063
Reimbursable port charges	1,558,887
Spare parts and consumables used (note 9)	657,916	788,792	592,471
Insurance	397,976	323,702	377,053
Others	1,048,527	229,499	113,071
Direct Costs	$ 12,944,760	$ 10,202,465	$ 9,607,360